Consolidated Statements of Stockholder's Equity (Parentheticals) (Common Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Common Stock [Member]
Release of vested RRP shares	2,779	8,544
Cash dividends declared per share	$ 0.23	$ 0.19